Note 4 - Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	September 30,	December 31,
	2014	2013

Accrued interest	$13,792	$235,603
Accrued professional fees	125,671	15,000
Accrued loan balloon payment	85,000	76,472
Accrued vacation	73,809	81,499
Accrued loan restructuring fees	47,500	27,288
Accrued severence pay	-	58,846
Other accruals	41,766	21,444
Total accrued liabilities	$387,538	$516,152

	2012	2013

Accrued settlement related costs	$263,560	$-
Accrued interest	8,987	312,075
Accrued severence pay	-	58,846
Accrued vacation	54,153	81,499
Accrued loan restructuring fees	-	27,288
Deferred rent	18,034	15,284
Other accruals	910	21,160
Total accrued liabilities	$345,644	$516,152